Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current	$ 4,082	$ (6,756)	$ (18,581)
Deferred	881	1,197	735
Income tax recovery (expense)	$ 4,963	$ (5,559)	$ (17,846)